Earnings Per Share (Details Textual)	12 Months Ended
Dec. 31, 2019
Earnings Per Share (Textual)
Transaction, description	As a result of the transaction between Betterware and DD3 and the subscription and payment of 2,040,000 Betterware's shares in Nasdaq, which closed on March 13, 2020.
Subsidiary, description	As of the closing date, BLSM is now a wholly-owned subsidiary of Betterware, who will begin to prepare consolidated financial statements as of such date. Betterware's original shareholders maintained an ownership of 87.7% of the total outstanding shares, DD3's shareholders obtained a 6.4% ownership interest and investors under the Nasdaq listing a 5.9% ownership interest. After the closing date, Betterware has 34,451,020 shares issued and outstanding.
Shares attributable to original shareholders, description	87.7% of the total outstanding shares of 34,451,020, which is equal to 30,199,945 shares without giving effect to the DD3 shareholders' capital contribution and the proceeds from the Nasdaq listing. The effects of the DD3 transaction, including the related share issuance that resulted in DD3's shareholders obtaining a 6.4% ownership interest and the capital contribution of US$7,519 (Ps. 181,734)